Financial instruments (Details 5) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Level 1 of fair value hierarchy [member] | Forward contract [member]
Assets
Derivative financial assets	₨ 0	₨ 0
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Currency swap contract [member]
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Forward contract [member]
Assets
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Currency swap contract [member]
Liabilities
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Forward contract [member]
Assets
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	326	4,585
Level 3 of fair value hierarchy [member] | Currency swap contract [member]
Liabilities
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	₨ 102	₨ 481